Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares held by public stockholders outstanding (in Shares)		16,928,889
Redeemable common stock, description	the Company’s stockholders approved an extension of the date by which the Company must consummate an initial business combination from May 28, 2020 to August 28, 2020 (or November 30, 2020 if the Company has executed a definitive agreement for an initial business combination by August 28, 2020, which was subsequently extended for two more months before the Merger closed on January 4, 2021). In connection with this extension, on June 3, 2020, 13,733,885 shares of Class A common stock were redeemed for an approximate total value of $142.6 million from the Trust Account. During December 2020 an additional 543,390 shares of Class A common stock were redeemed for an approximate total value of $5.6 million
Offering costs		$ 9,910,981
Additional charges for underwriter's over-allotment		610,230
Federal depository insurance coverage		$ 250,000
Aggregate shares of common stock (in Shares)		23,874,667
Investment income earned		$ 1,617,643	$ 3,950,927
Net of applicable income and franchise taxes		497,748	988,018
Change in the valuation allowance		422,225	125,871
Valuation allowance		657,341	$ 235,116
Dissolution expense		$ 100,000
Trust account, description		The Company’s amended and restated certificate of incorporation provide that, other than the withdrawal of interest to pay income and franchise taxes and up to $100,000 of interest to pay dissolution expenses if any, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of Public Shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination within the Combination Period or (iii) the redemption of 100% of the Public Shares if the Company is unable to complete a Business Combination within the Combination Period.
Class A Common Stock [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Share outstanding (in Shares)		2,651,614	15,421,314
Common stock subject to possible redemption, per share (in Dollars per share)		$ 10.10	$ 10.10